Pension and similar obligations - Summary of Net Liability for Post-employment and Long-term Employee Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ (4,604)	$ (6,791)
Fair value of plan assets	3,807	5,381
Present value of net obligations for funded plans	(797)	(1,410)
Present value of unfunded obligations	(587)	(687)
Present value of net obligations	(1,384)	(2,097)
Unrecognized asset	(43)	(32)	$ (31)	$ (74)
Net liability	(1,427)	(2,129)
Other long term employee benefits	(96)	(127)
Net liability	(1,523)	(2,256)
Employee benefits amounts in the statement of financial position:
Liabilities	(1,534)	(2,261)
Assets	11	5
Net liability	$ (1,523)	$ (2,256)